General Information - Details of Joint Ventures (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Domestic [member] | POSCO MITSUBISHI CARBON TECHNOLOGY [member]
Disclosure of joint ventures [line items]
Category of business	Steel processing and sales
Ownership (%)	60.00%	60.00%
Region	Gwangyang
Domestic [member] | POSCO-SGI Falcon Pharma Biological Secondary Fund [member]
Disclosure of joint ventures [line items]
Category of business	Investment in new technologies
Ownership (%)	24.55%	24.55%
Region	Seoul
Domestic [member] | KOBRASCO [member]
Disclosure of joint ventures [line items]
Ownership (%)		50.00%
Domestic [member] | CSP - Compania Siderurgica do Pecem [member]
Disclosure of joint ventures [line items]
Ownership (%)		20.00%
Domestic [member] | BX STEEL POSCO Cold Rolled Sheet Co., Ltd. [member]
Disclosure of joint ventures [line items]
Ownership (%)		25.00%
Domestic [member] | DMSA/AMSA [member]
Disclosure of joint ventures [line items]
Ownership (%)		4.00%
Domestic [member] | Roy Hill Holdings Pty Ltd. [member]
Disclosure of joint ventures [line items]
Ownership (%)		12.50%
Domestic [member] | POSCO-NPS Niobium LLC [member]
Disclosure of joint ventures [line items]
Ownership (%)		50.00%
Foreign [member] | POSCO MITSUBISHI CARBON TECHNOLOGY [member]
Disclosure of joint ventures [line items]
Ownership (%)		60.00%
Foreign [member] | POSCO-KB Shipbuilding Restructuring Fund [member]
Disclosure of joint ventures [line items]
Category of business	Investment in new technologies
Ownership (%)	18.75%	18.75%
Region	Seoul
Foreign [member] | POSCO-NSC Venture Fund [member]
Disclosure of joint ventures [line items]
Category of business	Investment in new technologies
Ownership (%)	16.67%	16.67%
Region	Seoul
Foreign [member] | Posto Plutus Project 3rd Project Fund [member]
Disclosure of joint ventures [line items]
Category of business	Investment in new technologies
Ownership (%)	5.96%	5.96%
Region	Seoul
Foreign [member] | PCC Bio 2nd Fund [member]
Disclosure of joint ventures [line items]
Category of business	Investment in new technologies
Ownership (%)	19.72%
Region	Seoul
Foreign [member] | PCC Material 3rd Fund [member]
Disclosure of joint ventures [line items]
Category of business	Investment in new technologies
Ownership (%)	2.38%
Region	Seoul
Foreign [member] | PCC L&K IST FUND [member]
Disclosure of joint ventures [line items]
Category of business	Investment in new technologies
Ownership (%)		10.00%
Region	Seoul
Foreign [member] | KOBRASCO [member]
Disclosure of joint ventures [line items]
Category of business	Steel materials manufacturing and sales
Ownership (%)	50.00%	50.00%
Region	Brazil
Foreign [member] | USS-POSCO Industries [member]
Disclosure of joint ventures [line items]
Category of business	Cold-rolled steel manufacturing and sales
Ownership (%)	50.00%	50.00%
Region	USA
Foreign [member] | PT. POSMI Steel Indonesia [member]
Disclosure of joint ventures [line items]
Category of business	Steel processing and sales
Ownership (%)	36.69%	36.69%
Region	Indonesia
Foreign [member] | United Spiral Pipe, LLC [member]
Disclosure of joint ventures [line items]
Category of business	Material manufacturing and sales
Ownership (%)	35.00%	35.00%
Region	USA
Foreign [member] | CSP - Compania Siderurgica do Pecem [member]
Disclosure of joint ventures [line items]
Category of business	Steel manufacturing and sales
Ownership (%)	20.00%	20.00%
Region	Brazil
Foreign [member] | BX STEEL POSCO Cold Rolled Sheet Co., Ltd. [member]
Disclosure of joint ventures [line items]
Category of business	Steel processing and sales
Ownership (%)	25.00%	25.00%
Region	China
Foreign [member] | POSCO-SAMSUNG-Slovakia Processing Center [member]
Disclosure of joint ventures [line items]
Category of business	Steel processing and sales
Ownership (%)	30.00%	30.00%
Region	Slovakia
Foreign [member] | VNS-DAEWOO Co., Ltd. [member]
Disclosure of joint ventures [line items]
Category of business	Steel scrap processing and sales
Ownership (%)	50.00%	40.00%
Region	Vietnam
Foreign [member] | YULCHON MEXICO S.A. DE C.V. [member]
Disclosure of joint ventures [line items]
Category of business	Tube for automobile manufacturing
Ownership (%)	19.00%	19.00%
Region	Mexico
Foreign [member] | Hyunson Engineering & Construction HYENCO [member]
Disclosure of joint ventures [line items]
Category of business	Construction
Ownership (%)	4.89%	4.90%
Region	Algeria
Foreign [member] | POSCO E&C Saudi Arabia [member]
Disclosure of joint ventures [line items]
Category of business	Civil engineering and construction
Ownership (%)	40.00%	40.00%
Region	Saudi Arabia
Foreign [member] | POSCO(Suzhou) Automotive Processing Center Co., Ltd. [member]
Disclosure of joint ventures [line items]
Category of business	Automotive parts manufacturing
Ownership (%)	19.90%	19.90%
Region	China
Foreign [member] | POS INFRA AUTO [member]
Disclosure of joint ventures [line items]
Category of business	Automotive parts manufacturing
Ownership (%)	16.20%	16.20%
Region	China
Foreign [member] | POSCO(Yantai)Automotive Processing Center Co., Ltd. [member]
Disclosure of joint ventures [line items]
Category of business	Automotive parts manufacturing
Ownership (%)	11.10%	11.10%
Region	China
Foreign [member] | POS-AUSTEM WUHAN AUTOMOTIVE CO.,LTD [member]
Disclosure of joint ventures [line items]
Category of business	Automotive parts manufacturing
Ownership (%)	13.00%	13.00%
Region	China
Foreign [member] | Kwanika Copper Corporation [member]
Disclosure of joint ventures [line items]
Category of business	Energy & resource development
Ownership (%)	35.00%	35.00%
Region	Canada
Foreign [member] | DMSA/AMSA [member]
Disclosure of joint ventures [line items]
Category of business	Energy & resource development
Ownership (%)	4.00%	4.00%
Region	Madagascar
Foreign [member] | Roy Hill Holdings Pty Ltd. [member]
Disclosure of joint ventures [line items]
Category of business	Energy & resource development
Ownership (%)	12.50%	12.50%
Region	Australia
Foreign [member] | POSCO-NPS Niobium LLC [member]
Disclosure of joint ventures [line items]
Category of business	Mine development
Ownership (%)	50.00%	50.00%
Region	USA
Foreign [member] | Korea Siberia Wood CJSC [member]
Disclosure of joint ventures [line items]
Category of business	Forest resource development
Ownership (%)		50.00%
Region	Russia